Revenues and other operating income (Tables)	12 Months Ended
Dec. 31, 2017
Revenues and other operating income
Schedule of Revenues and other operating income

	Years ended December 31,
Thousands of euros	2017	2016	2015
Royalties	—	395	537
License revenues	—	25,000	—
Grant income	589	725	855
Other operating income	317	670	848

Total revenues and other operating income	906	26,790	2,240